UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: August 31

Date of reporting period: May 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Intelligent Risk Conservative Allocation Fund

May 31, 2012

Shares	Description (1)	Value
	EXCHANGE-TRADED FUNDS – 99.9%

	United States – 99.9%

708	I-Shares Barclays 1-3 Year Treasury Bond Fund	$59,812

759	I-Shares Barclays 20+ Year Treasury Bond Fund	96,848

242	I-Shares Barclays Aggregate Bond Fund	26,998

155	I-Shares Barclays Credit Bond Fund	17,132

593	I-Shares Dow Jones U.S. Real Estate Index Fund	36,303

257	I-Shares Lehman United States Treasury Inflation Protected Securities Index Fund	31,177

663	I-Shares MSCI EAFE Index Fund	31,665

563	I-Shares Russell 1000 Index Fund	40,964

376	I-Shares Russell 2000 Index Fund	28,614

2,941	I-Shares S&P National Municipal Bond Fund	326,833

757	I-Shares S&P North American Natural Resources Sector Fund	25,859

1,559	PowerShares DB Commodity Index Tracking Fund, (2)	39,349

763	PowerShares DB Gold Fund	41,179

3,399	SPDR Barclays Capital High Yield Bond Fund	129,536

1,290	Vanguard Emerging Markets Exchange Traded Fund	49,046
	Total Exchange-Traded Funds (cost $998,514)	981,315

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 0.2%

	Money Market Funds – 0.2%

1,486	First American Treasury Obligation, Class Z, 0.000%, (3)	$1,486
	Total Short-Term Investments (cost $1,486)	1,486
	Total Investments (cost $1,000,000) – 100.1%	982,801
	Other Assets Less Liabilities – (0.1)%	(582)
	Net Assets – 100%	$982,219

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Intelligent Risk Conservative Allocation Fund (continued)

May 31, 2012

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$981,315	$—	$—	$981,315
Short-Term Investments:
Money Market Funds	1,486	—	—	1,486
Total	$982,801	$—	$—	$982,801

During the period ended May 31, 2012, the Fund recognized no transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

At May 31, 2012, the cost of investments was $1,000,000.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2012, were as follows:

Gross unrealized:
Appreciation	$7,895
Depreciation	(25,094)
Net unrealized appreciation (depreciation) of investments	$(17,199)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	The rate shown is the annualized seven-day effective yield as of May 31, 2012.

2	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Intelligent Risk Moderate Allocation Fund

May 31, 2012

Shares	Description (1)	Value
	EXCHANGE-TRADED FUNDS – 99.8%

	United States – 99.8%

2,146	I-Shares Barclays 20+ Year Treasury Bond Fund	$273,830

1,385	I-Shares Dow Jones U.S. Real Estate Index Fund	84,790

2,008	I-Shares MSCI EAFE Index Fund	95,902

1,083	I-Shares Russell 1000 Index Fund	78,799

929	I-Shares Russell 2000 Index Fund	70,697

2,634	I-Shares S&P North American Natural Resources Sector Fund	89,977

2,848	PowerShares DB Commodity Index Tracking Fund, (2)	71,884

2,171	PowerShares DB Gold Fund	117,169

2,310	Vanguard Emerging Markets Exchange Traded Fund	87,826
	Total Exchange-Traded Funds (cost $997,284)	970,874

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 0.3%

	Money Market Funds – 0.3%

2,716	First American Treasury Obligation, Class Z, 0.000%, (3)	$2,716
	Total Short-Term Investments (cost $2,716)	2,716
	Total Investments (cost $1,000,000) – 100.1%	973,590
	Other Assets Less Liabilities – (0.1)%	(578)
	Net Assets – 100%	$973,012

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$970,874	$—	$—	$970,874
Short-Term Investments:
Money Market Funds	2,716	—	—	2,716
Total	$973,590	$—	$—	$973,590

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Intelligent Risk Moderate Allocation Fund (continued)

May 31, 2012

During the period ended May 31, 2012, the Fund recognized no transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

At May 31, 2012, the cost of investments was $1,000,000.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2012, were as follows:

Gross unrealized:
Appreciation	$20,259
Depreciation	(46,669)
Net unrealized appreciation (depreciation) of investments	$(26,410)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	The rate shown is the annualized seven-day effective yield as of May 31, 2012.

4	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Intelligent Risk Growth Allocation Fund

May 31, 2012

Shares	Description (1)	Value
	EXCHANGE-TRADED FUNDS – 99.7%

	United States – 99.7%

258	I-Shares Barclays 20+ Year Treasury Bond Fund	$32,921

1,949	I-Shares Dow Jones U.S. Real Estate Index Fund	119,318

103	I-Shares Lehman United States Treasury Inflation Protected Securities Index Fund	12,495

2,765	I-Shares MSCI EAFE Index Fund	132,056

1,115	I-Shares Russell 1000 Index Fund	81,127

1,251	I-Shares Russell 2000 Index Fund	95,201

4,846	I-Shares S&P North American Natural Resources Sector Fund	165,539

3,044	PowerShares DB Commodity Index Tracking Fund, (2)	76,831

2,077	PowerShares DB Gold Fund	112,096

2,903	Vanguard Emerging Markets Exchange Traded Fund	110,372
	Total Exchange-Traded Funds (cost $996,349)	937,956

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 0.4%

	Money Market Funds – 0.4%

3,651	First American Treasury Obligation, Class Z, 0.000%, (3)	$3,651
	Total Short-Term Investments (cost $3,651)	3,651
	Total Investments (cost $1,000,000) – 100.1%	941,607
	Other Assets Less Liabilities – (0.1)%	(569)
	Net Assets – 100%	$941,038

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$937,956	$—	$—	$937,956
Short-Term Investments:
Money Market Funds	3,651	—	—	3,651
Total	$941,607	$—	$—	$941,607

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Intelligent Risk Growth Allocation Fund (continued)

May 31, 2012

During the period ended May 31, 2012, the Fund recognized no transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

At May 31, 2012, the cost of investments was $1,000,000.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2012, were as follows:

Gross unrealized:
Appreciation	$2,644
Depreciation	(61,037)
Net unrealized appreciation (depreciation) of investments	$(58,393)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	The rate shown is the annualized seven-day effective yield as of May 31, 2012.

6	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: July 30, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: July 30, 2012